COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Annual Payments
Future annual payments under the Company's operating leases for various premises, services and equipment, net of sublease receipts, are approximately as follows:

year ended December 31	Minimum Lease Payments	Amounts Recoverable under Subleases	Net Payments
(millions of Canadian $)

2019	81	7	74
2020	78	7	71
2021	76	4	72
2022	69	3	66
2023	67	3	64
2024 and thereafter	390	8	382
	761	32	729

Schedule of Guarantees
The carrying value of these guarantees has been recorded in Other long-term liabilities on the Consolidated balance sheet. Information regarding the Company’s guarantees is as follows:

		2018		2017
at December 31	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Sur de Texas	ranging to 2020	183	1	315	2
Bruce Power	ranging to 2021	88	—	88	1
Other jointly owned entities	ranging to 2059	104	11	104	13
		375	12	507	16

1	TransCanada's share of the potential estimated current or contingent exposure.